Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table shows the calculation of basic and diluted earnings per share:

	Three months ended March 31,
(in thousands, except per share data)	2019	2018
Numerator:
Net income available to common stockholders	$13,071	$9,429
Denominator:
Basic weighted average shares outstanding	42,755	42,489
Dilutive effect of share-based compensation awards	159	—
Diluted weighted average shares outstanding	42,914	42,489

Basic earnings per common share	$0.31	$0.22
Diluted earnings per common share	$0.30	$0.22

The following table shows the calculation of basic and diluted earnings per share:

(in thousands, except per share data)	2018	2017	2016
Numerator:
Net income available to common stockholders	$45,833	$43,057	$23,579
Denominator:
Basic weighted averages shares outstanding	42,487	42,489	42,489
Dilutive effect of shared-based compensation awards	—	—	—
Diluted weighted average shares outstanding	42,487	42,489	42,489

Basic earnings per common share	$1.08	$1.01	$0.55
Diluted earnings per common share	$1.08	$1.01	$0.55